Long-Term Debt - Euro-denominated Term Loans- Additional Information (Details) $ in Thousands, € in Millions	9 Months Ended
	Sep. 30, 2019 USD ($) subsidiary term_loan credit_facility	Sep. 30, 2019 EUR (€) subsidiary term_loan credit_facility	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Number of loan facilities | term_loan	7	7
Carrying amount of debt | $	$ 1,840,070		$ 1,987,558
Number of subsidiaries that guaranteed the term loans	2	2
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Euro-denominated Term Loans
Debt Instrument [Line Items]
Number of loan facilities | credit_facility	2	2
Carrying amount of debt	$ 170,274	€ 156.2	$ 193,781	€ 169.0
Number of subsidiaries that guaranteed the term loans	1	1
Euro-denominated Term Loans | EURIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.60%
Euro-denominated Term Loans | EURIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	1.95%